Financial Instruments and Risk Management - Disclosure of Foreign Currency Risk Exposure (Details) - Currency Risk - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
U.S. Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency monetary assets and liabilities position	$ (4,350)	$ 4,025
Great British Pounds Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency monetary assets and liabilities position	(56,080)	(39,460)
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency monetary assets and liabilities position	$ 1,081	$ (2,320)